NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE
20.	NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2015	2016	2017
Numerator:
Net loss attributable to the Company	(93,570,188)	(25,293,145)	(161,898,979)
-Continuing operations	(104,646,123)	(25,293,145)	(161,898,979)
-Discontinued operations	11,075,935	-	-
Accretion for Series A-1 Preferred Shares	(442,409)	-	-
Accretion for Series A-2 Preferred Shares	(1,202,748)	-	-
Accretion for Series B Preferred Shares	(720,194)	-	-
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(95,935,539)	(25,293,145)	(161,898,979)
-Continuing operations	(104,646,123)	(25,293,145)	(161,898,979)
-Discontinued operations	8,710,584	-	-
Accretion for Series A-1 Preferred Shares	442,409	-	-
Net income attributable to Series A-1 P referred Shareholders for computing basic net income per Series A-1 Preferred Shares	442,409	-	-
Accretion for Series A-2 Preferred Shares	1,202,748	-	-
Net income attributable to Series A-2 P referred Shareholders for computing basic net income per Series A-2 Preferred Shares	1,202,748	-	-
Accretion for Series B Preferred Shares	720,194	-	-
Net income attributable to Series B P referred Shareholders for computing basic net income per Series B Preferred Shares	720,194	-	-
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	1,001,754,524	1,474,087,060	1,476,144,194
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	1,001,754,524	1,474,087,060	1,476,144,194
Weighted average shares outstanding used in computing basic net income per Series A-1 Preferred Shares	3,242,986	-	-
Weighted average shares outstanding used in computing basic net income per Series A-2 Preferred Shares	32,429,858	-	-
Weighted average shares outstanding used in computing basic net income per Series B Preferred Shares	8,107,465	-	-

	For the years ended December 31,
	2015	2016	2017
Net loss per ordinary share
Basic	(0.09)	(0.02)	(0.11)
Diluted	(0.09)	(0.02)	(0.11)
Net loss per ordinary share from continuing operations
Basic	(0.10)	(0.02)	(0.11)
Diluted	(0.10)	(0.02)	(0.11)
Net income per share from discontinued operations
Basic	0.01	-	-
Diluted	0.01	-	-
Net income per Series A-1 Preferred Share-Basic	0.14	-	-
Net income per Series A-2 Preferred Share-Basic	0.04	-	-
Net income per Series B Preferred Share-Basic	0.09	-	-

Weighted average shares used in calculating net loss per ordinary share
Basic
Continuing operations	1,001,754,524	1,474,087,060	1,476,144,194
Discontinued operations	1,001,754,524	-	-
Diluted
Continuing operations	1,001,754,524	1,474,087,060	1,476,144,194
Discontinued operations	1,043,473,265	-	-
Weighted average shares used in calculating net loss per
Series A-1 preferred shares	3,242,986	-	-
Series A-2 preferred shares	32,429,858	-	-
Series B preferred shares	8,107,465	-	-

Series A-1, Series A-2 and Series B Preferred Shares were excluded from the computation of diluted net loss per ordinary share for the years ended December 31, 2015 because their effects were anti-dilutive.

For the years ended December 31, 2015, 2016 and 2017, 18,224,699, nil and nil ordinary shares resulting from the assumed exercise of share options were excluded as their effect was anti-dilutive for the discontinued operations of the Group, respectively.

For the years ended December 31, 2015, 2016 and 2017, 59,943,440, 35,190,467 and 22,195,156 ordinary shares resulting from the assumed exercise of share options were excluded as their effect was anti-dilutive for the continuing operations of the Group, respectively.